Income Tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax assets	€ 8	€ 9
Deferred tax liabilities	€ 2	€ 3